Related Party Transactions (Details) - Schedule of related party balances - USD ($)	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Baiyin Wujinxia [Member]
Loan to a related company
Loan to a related company			$ 186,796
Mr. Guolin Tao [Member]
Amount due to a director
Amount due to a director		171,443	51,309
New Finance Consultants Limited [Member]
Amount due to a shareholder
Amount due to a shareholder			$ 53,000
Yuanchuang Tribe [Member]
Accounts payable
Accounts payable		16,135
Yuanchuang Federation [Member]
Accounts payable
Accounts payable		$ 21,390